Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Significant Accounting Policies [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Impairment loss on equity method investment	679,000
Recognized revenues net of business tax and related surcharges in connection with expired study cards	95,503,000	93,923,000	88,657,000
Advertising expenses	17,833,000	11,356,000	10,377,000
Shipping and handling costs	1,134,000	763,000	718,000
Cash and cash equivalents, denominated in RMB	$ 52,388,000	$ 50,021,000
Foreign currency risk, cash and cash equivalents, represented amount, percent	86.60%	93.20%
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	50.00%
Accounts Receivable | Concentration Risk Customer One
Significant Accounting Policies [Line Items]
One customer's accounts receivable, Maximum percentage	4.40%	4.30%
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Significant Accounting Policies [Line Items]
Recognized revenues net of business tax and related surcharges in connection with expired study cards	$ 132,000	$ 161,000	$ 97,000
Business tax and related surcharges, percent	6.00%	6.00%	3.00%
Business tax and related surcharges, amount	$ 390,000	$ 3,216,000	$ 2,996,000